Effect of Dilutive Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Basic weighted average shares outstanding	4,870,114	4,868,263	4,857,798
Dilutive effect of stock options	635	1,504	8,067
Dilutive weighted average shares outstanding	4,870,749	4,869,767	4,865,865
Net income	$ 7,449,759	$ 7,149,860	$ 6,783,999
Net income per share-basic	$ 1.53	$ 1.47	$ 1.40
Net income per share-diluted	$ 1.53	$ 1.47	$ 1.39